STOCKHOLDERS' EQUITY (Details) (USD $)	9 Months Ended	0 Months Ended
	Sep. 30, 2014	Aug. 18, 2014 Fantex Series Vernon Davis	Apr. 28, 2014 Fantex Series Vernon Davis	Jul. 21, 2014 Fantex Series EJ Manuel
STOCKHOLDERS' EQUITY
Number of shares issued through initial public offering			421,100	523,700
Gross proceeds from initial public offering			$ 4,211,000	$ 5,237,000
Dividends paid (in dollars per share)		$ 0.70
Voting right per share	1
Anniversary period from filing of a certificate of designations creating a new trading stock	2 years